Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 799,993.75
Previously Paid Amount	0.00
Total Fee Amount	110.48
Total Offset Amount	0.00
Net Fee	$ 110.48